SUBSEQUENT EVENTS (Details) - Amended and Restated Credit Agreement	Feb. 06, 2020 USD ($) borrowing	Nov. 08, 2018 USD ($)	Nov. 01, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, maximum borrowing capacity			$ 50,000,000
Borrowings
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, maximum borrowing capacity	$ 100,000,000
Number of borrowings | borrowing	4
Line of credit facility, additional borrowing capacity	$ 100,000,000
Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, maximum borrowing capacity			$ 150,000,000
Line of credit facility, additional borrowing capacity		$ 100,000,000
Revolving Credit Facility | Borrowings
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, maximum borrowing capacity	$ 250,000,000
LIBOR | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		1.75%
Maximum | LIBOR | Revolving Credit Facility | Borrowings
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	1.75%
Minimum | LIBOR | Revolving Credit Facility | Borrowings
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	1.50%